Stock Option Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			217 Months Ended	1 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013	Sep. 30, 1997 1995 Stock Option Plan [Member]	Sep. 29, 1997 1995 Stock Option Plan [Member]	Mar. 15, 1995 1995 Stock Option Plan [Member]	Jan. 31, 2002 2001 Stock Option Plan [Member]	Aug. 31, 2010 2003 Stock Option Plan [Member]	Aug. 31, 2007 2003 Stock Option Plan [Member]	Sep. 30, 2005 2003 Stock Option Plan [Member]	Sep. 30, 2003 2003 Stock Option Plan [Member]	Aug. 13, 2010 2003 Stock Option Plan [Member]	Aug. 17, 2007 2003 Stock Option Plan [Member]	Sep. 19, 2005 2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized						1,561,500	1,012,500						2,600,000	1,800,000	1,400,000
Stock option plan, additional shares authorized					549,000			1,125,000	800,000	400,000	500,000	900,000
Granted during the year		1,000,000		5,269,000
Weighted average fair value of options granted		$ 0.549
Total intrinsic value of options exercised	$ 392	$ 2	$ 4
Aggregate intrinsic value of options outstanding and exercisable	$ 173			$ 173
Weighted average remaining contractual life	4 years 9 months 11 days
Options available for future grant	17,500	17,500	1,017,500	17,500